February 26, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for The Needham Funds, Inc.
    File No.  33-98310

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                 FORM 24f-2
                       Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

1.  Name and address of issuer:  The Needham Funds, Inc.
                                 445 Park Avenue, 2nd Floor
                                 New York, NY   10022

2.  Name of each series or class of funds for which this notice is filed:

    Needham Growth Fund

3.  Investment Company Act File Number:   811-9114

    Securities Act File Number:   33-98310

4.  Last day of fiscal year for which this notice is filed: December 31,1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                 [      ]

6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if
    applicable:   n/a

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
    beginning of the fiscal year:   None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None

9.  Number and aggregate sale price of securities sold during the fiscal year:

    Number:         1,066,793
    Sale Price:   $14,236,574

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Number:        1,066,793
    Sale Price:  $14,236,574

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

    Number:          39,569
    Sale Price:    $576,920

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):    $ 14,236,574

    (ii) Aggregate price of shares issued in connection
    with dividend reinvestment plans (from Item 11,
    if applicable):                                          +     576,920

    (iii) Aggregate price of shares redeemed or repurchased
    during  the fiscal year (if applicable):                 -   2,448,634

    (iv) Aggregate price of shares redeemed or repurchased
    and previously applied as a reduction to filing fees
    pursuant to rule 24e-2 (if applicable):                   +       0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                               $ 12,364,860

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law
    or regulation:                                             /      3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                                $   3,746.93


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                     [ X ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2/11/97

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:       /s/Howard S. Schachter
          Howard S. Schachter
          Executive Vice President

Date:     February 26, 1997



February 24, 1997


The Needham Funds, Inc.
445 Park Avenue
New York, New York   10022

Dear Sirs:

We refer to the filing by The Needham Funds, Inc., a Maryland corporation (the "Fund"), of a "Rule 24f-2 Notice" pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, in which the Fund reported sales during the fiscal year ended December 31, 1996 of 1,106,362 shares of common stock of the Fund (the "Shares").

We, as counsel to the Fund, have examined such documents and reviewed such questions of law as we deemed necessary for the purposes of this opinion. As to various questions of fact material to this opinion, we have relied upon a certificate provided by the Secretary of the Fund. On the basis of such examination and review, we advise you that, in our opinion, the Shares have been legally issued and are fully paid and nonassessable.

We consent to the filing of this Opinion together with the Rule 24f-2 Notice referred to above. This consent is not to be construed as an admission that we are a person whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

Very truly yours,


/s/Fulbright & Jaworski L.L.P.
Fulbright & Jaworski L.L.P.